Consolidated Schedule of Investments(a)
January 31, 2025
(Unaudited)

Shares		Value
Exchange-Traded Funds–46.68%
Invesco Emerging Markets Sovereign Debt ETF(b)	383,000	$7,702,130
Invesco High Yield Bond Factor ETF(b)	1,076,000	24,403,680
Invesco International Developed Dynamic Multifactor ETF(b)(c)	5,817,300	141,651,255
Invesco Russell 1000® Dynamic Multifactor ETF(b)	4,151,760	233,661,053
Invesco Russell 2000® Dynamic Multifactor ETF(b)	1,607,300	65,417,110
Total Exchange-Traded Funds (Cost $348,600,683)		472,835,228
Principal Amount
U.S. Treasury Securities–33.46%
U.S. Treasury Notes–33.46%
3.88%, 12/31/2027	$23,390,000	23,167,977
3.88%, 12/31/2029(d)	68,550,000	67,142,851
1.88%, 02/15/2032(d)	171,525,000	145,055,878
4.38%, 05/15/2034	104,800,000	103,547,313
Total U.S. Treasury Securities (Cost $346,123,289)		338,914,019
Shares
Common Stocks & Other Equity Interests–17.99%
Advertising–0.12%
Trade Desk, Inc. (The), Class A(e)	10,519	1,248,395
Aerospace & Defense–0.52%
Airbus SE (France)	11,302	1,954,923
Axon Enterprise, Inc.(e)	1,857	1,211,098
BAE Systems PLC (United Kingdom)	40,146	606,856
Curtiss-Wright Corp.	1,457	505,492
Howmet Aerospace, Inc.	8,128	1,028,842
		5,307,211
Air Freight & Logistics–0.03%
ZTO Express (Cayman), Inc., ADR (China)(c)	17,014	317,481
Airport Services–0.01%
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)	5,160	140,213
Apparel Retail–0.09%
Burlington Stores, Inc.(e)	2,868	814,311
TJX Cos., Inc. (The)	1,157	144,382
		958,693
Apparel, Accessories & Luxury Goods–0.55%
Brunello Cucinelli S.p.A. (Italy)	4,298	552,568
Cie Financiere Richemont S.A. (Switzerland)	1,363	263,493
Ermenegildo Zegna N.V. (Italy)	15,443	140,222
Hermes International S.C.A. (France)	355	998,494
LVMH Moet Hennessy Louis Vuitton SE (France)	2,806	2,052,321
Moncler S.p.A. (Italy)	9,630	609,606
Shares		Value
Apparel, Accessories & Luxury Goods–(continued)
Prada S.p.A. (Italy)	124,600	$998,986
		5,615,690
Application Software–1.23%
Adobe, Inc.(e)	1,243	543,750
AppLovin Corp., Class A(e)	2,456	907,713
BILL Holdings, Inc.(e)	4,062	393,080
Dassault Systemes SE (France)	14,914	582,270
Datadog, Inc., Class A(e)	7,014	1,000,968
Fair Isaac Corp.(e)	186	348,482
Guidewire Software, Inc.(e)	2,757	582,471
HubSpot, Inc.(e)	1,522	1,186,445
Intuit, Inc.	2,259	1,358,811
Manhattan Associates, Inc.(e)	1,856	387,143
Nice Ltd., ADR (Israel)(e)	2,909	483,301
OBIC Business Consultants Co. Ltd. (Japan)	5,200	260,673
Pegasystems, Inc.	2,601	281,662
Samsara, Inc., Class A(e)	13,810	711,215
SAP SE (Germany)	9,510	2,620,710
Synopsys, Inc.(e)	409	214,921
Tyler Technologies, Inc.(e)	1,029	619,088
		12,482,703
Asset Management & Custody Banks–0.22%
Ares Management Corp., Class A	7,379	1,462,666
Blue Owl Capital, Inc.	20,834	541,892
Hamilton Lane, Inc., Class A	1,634	260,100
		2,264,658
Automobile Manufacturers–0.03%
Ferrari N.V. (Italy)	223	95,675
Mahindra & Mahindra Ltd. (India)	4,883	167,820
		263,495
Biotechnology–0.23%
Alnylam Pharmaceuticals, Inc.(e)	1,571	426,228
argenx SE, ADR (Netherlands)(e)	869	569,308
Legend Biotech Corp., ADR(e)	8,171	311,315
Natera, Inc.(e)	4,851	858,239
Zealand Pharma A/S (Denmark)(e)	1,201	122,041
		2,287,131
Broadline Retail–0.56%
Alibaba Group Holding Ltd., ADR (China)(c)	10,126	1,000,854
Allegro.eu S.A. (Poland)(e)(f)	43,666	320,453
Amazon.com, Inc.(e)	4,079	969,496
Dollarama, Inc. (Canada)	9,132	864,158
JD.com, Inc., ADR (China)	36,233	1,475,408
MercadoLibre, Inc. (Brazil)(e)	26	49,977
Next PLC (United Kingdom)	4,863	597,709
PDD Holdings, Inc., ADR (China)(e)	3,079	344,571
		5,622,626
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Building Products–0.25%
AAON, Inc.	2,687	$312,713
Assa Abloy AB, Class B (Sweden)	30,586	937,042
Builders FirstSource, Inc.(e)	1,902	318,167
Daikin Industries Ltd. (Japan)	4,500	528,575
Lennox International, Inc.	745	441,353
		2,537,850
Cargo Ground Transportation–0.07%
XPO, Inc.(e)	5,291	707,248
Casinos & Gaming–0.08%
Flutter Entertainment PLC (Ireland)(e)	3,184	853,856
Communications Equipment–0.05%
Motorola Solutions, Inc.	1,153	541,045
Construction & Engineering–0.21%
Comfort Systems USA, Inc.	1,467	640,712
EMCOR Group, Inc.	1,228	550,218
Quanta Services, Inc.	3,060	941,287
		2,132,217
Construction Machinery & Heavy Transportation Equipment– 0.14%
Epiroc AB, Class A (Sweden)	35,116	669,185
Wabtec Corp.	3,707	770,759
		1,439,944
Construction Materials–0.07%
James Hardie Industries PLC, CDI (Australia)(e)	20,585	691,884
Consumer Electronics–0.06%
Garmin Ltd.	2,833	611,503
Consumer Finance–0.01%
Bajaj Finance Ltd. (India)	860	77,979
Cholamandalam Investment and Finance Co. Ltd. (India)	4,818	71,217
		149,196
Copper–0.02%
Antofagasta PLC (Chile)	9,685	205,365
Distillers & Vintners–0.04%
Diageo PLC (United Kingdom)	8,799	262,126
Pernod Ricard S.A. (France)	992	113,295
		375,421
Diversified Banks–0.80%
Akbank T.A.S. (Turkey)	60,103	108,628
Banco de Chile (Chile)	1,859,291	230,175
CaixaBank S.A. (Spain)	52,217	316,088
Capitec Bank Holdings Ltd. (South Africa)	151	24,042
Credicorp Ltd. (Peru)	2,354	431,017
FinecoBank Banca Fineco S.p.A. (Italy)	15,849	300,896
HDFC Bank Ltd. (India)	85,743	1,678,279
ICICI Bank Ltd. (India)	37,692	542,408
ICICI Bank Ltd., ADR (India)	28,055	804,337
Itau Unibanco Holding S.A., Preference Shares (Brazil)	62,301	360,434
Kotak Mahindra Bank Ltd. (India)	102,116	2,233,290
Shares		Value
Diversified Banks–(continued)
NU Holdings Ltd., Class A (Brazil)(c)(e)	33,489	$443,394
PT Bank Central Asia Tbk (Indonesia)	1,039,600	600,556
Sberbank of Russia PJSC (Russia)(g)	11,951	0
		8,073,544
Diversified Capital Markets–0.04%
Banco BTG Pactual S.A., Series CPO (Brazil)	66,000	367,831
Diversified Financial Services–0.07%
Bajaj Finserv Ltd. (India)	4,883	97,495
FirstRand Ltd. (South Africa)	157,275	639,873
		737,368
Diversified Metals & Mining–0.11%
Grupo Mexico S.A.B. de C.V., Class B (Mexico)	234,528	1,149,778
Diversified Real Estate Activities–0.19%
DLF Ltd. (India)	226,730	1,940,379
Drug Retail–0.02%
Raia Drogasil S.A. (Brazil)	64,100	231,324
Education Services–0.07%
Duolingo, Inc.(e)	1,962	714,148
Electrical Components & Equipment–0.29%
Contemporary Amperex Technology Co. Ltd., A Shares (China)	15,400	549,078
Havells India Ltd. (India)	11,575	208,746
Schneider Electric SE (France)	2,031	515,112
Vertiv Holdings Co., Class A	7,876	921,649
Voltronic Power Technology Corp. (Taiwan)	4,000	225,769
WEG S.A. (Brazil)	54,736	515,510
		2,935,864
Electronic Components–0.14%
Coherent Corp.(e)	8,547	773,418
Delta Electronics, Inc. (Taiwan)	4,000	52,120
TDK Corp. (Japan)	50,500	610,409
		1,435,947
Electronic Equipment & Instruments–0.20%
Keyence Corp. (Japan)	3,200	1,378,268
Zebra Technologies Corp., Class A(e)	1,572	616,130
		1,994,398
Electronic Manufacturing Services–0.10%
Flex Ltd.(e)	18,653	776,897
Hon Hai Precision Industry Co. Ltd. (Taiwan)	38,000	202,906
		979,803
Environmental & Facilities Services–0.05%
Clean Harbors, Inc.(e)	2,119	493,727
Financial Exchanges & Data–0.44%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil)	28,500	54,571
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	9,900	387,483
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Financial Exchanges & Data–(continued)
London Stock Exchange Group PLC (United Kingdom)	6,957	$1,035,257
S&P Global, Inc.	4,240	2,210,779
Tradeweb Markets, Inc., Class A	5,681	720,919
		4,409,009
Food Retail–0.13%
Alimentation Couche-Tard, Inc. (Canada)	11,868	626,738
BIM Birlesik Magazalar A.S. (Turkey)	8,471	129,956
Kobe Bussan Co. Ltd. (Japan)	15,600	354,503
Zabka Group S.A. (Luxembourg)(e)	42,001	240,636
		1,351,833
Footwear–0.08%
Deckers Outdoor Corp.(e)	4,688	831,464
Health Care Distributors–0.09%
Cencora, Inc.	3,402	864,822
Health Care Equipment–0.33%
Boston Scientific Corp.(e)	3,909	400,125
Globus Medical, Inc., Class A(e)	3,934	364,761
IDEXX Laboratories, Inc.(e)	401	169,242
Insulet Corp.(e)	2,380	662,544
Intuitive Surgical, Inc.(e)	1,461	835,517
ResMed, Inc.	3,844	907,876
		3,340,065
Health Care Facilities–0.13%
Encompass Health Corp.	9,216	914,872
Tenet Healthcare Corp.(e)	3,141	442,536
		1,357,408
Health Care Services–0.06%
Dr Lal PathLabs Ltd. (India)(f)	18,965	623,299
New Horizon Health Ltd. (China)(e)(f)(g)	81,000	22,049
		645,348
Health Care Supplies–0.25%
ConvaTec Group PLC (United Kingdom)(f)	117,796	359,153
Cooper Cos., Inc. (The)(e)	3,328	321,318
EssilorLuxottica S.A. (France)	4,334	1,189,504
Hoya Corp. (Japan)	5,000	671,429
		2,541,404
Hotels, Resorts & Cruise Lines–0.61%
Amadeus IT Group S.A. (Spain)	15,460	1,131,325
H World Group Ltd. (China)	4,900	15,864
H World Group Ltd., ADR (China)(c)	67,203	2,159,904
Hilton Worldwide Holdings, Inc.	4,607	1,179,715
Marriott International, Inc., Class A	1,894	550,378
Trainline PLC (United Kingdom)(e)(f)	131,691	578,366
Trip.com Group Ltd., ADR (China)(e)	437	30,664
Viking Holdings Ltd.(e)	10,813	547,462
		6,193,678
Independent Power Producers & Energy Traders–0.05%
Vistra Corp.	2,841	477,373
Shares		Value
Industrial Conglomerates–0.20%
Hitachi Ltd. (Japan)	22,700	$570,687
KOC Holding A.S. (Turkey)	3,342	15,843
Siemens AG (Germany)	3,784	811,199
SM Investments Corp. (Philippines)	43,514	579,742
		1,977,471
Industrial Gases–0.02%
Linde PLC	356	158,819
Industrial Machinery & Supplies & Components–0.33%
Aalberts N.V. (Netherlands)	8,054	284,282
Airtac International Group (China)	9,000	234,689
Atlas Copco AB, Class A (Sweden)	108,974	1,820,493
ITT, Inc.	3,750	566,325
VAT Group AG (Switzerland)(f)	1,054	404,904
		3,310,693
Insurance Brokers–0.05%
Brown & Brown, Inc.	4,860	508,648
Integrated Oil & Gas–0.14%
Galp Energia SGPS S.A. (Portugal)	59,405	994,212
TotalEnergies SE (France)	6,659	385,770
		1,379,982
Interactive Home Entertainment–0.08%
Capcom Co. Ltd. (Japan)	11,400	260,287
NetEase, Inc., ADR (China)(c)	5,549	570,714
		831,001
Interactive Media & Services–1.63%
Alphabet, Inc., Class A	30,273	6,176,297
Auto Trader Group PLC (United Kingdom)(f)	51,525	501,846
Kakao Corp. (South Korea)	1,467	38,516
Meta Platforms, Inc., Class A	7,210	4,968,988
NAVER Corp. (South Korea)(e)	1,038	153,714
Reddit, Inc., Class A(e)	2,506	500,072
Rightmove PLC (United Kingdom)	70,473	579,918
Tencent Holdings Ltd. (China)	68,717	3,615,558
		16,534,909
Internet Services & Infrastructure–0.18%
Cloudflare, Inc., Class A(e)	4,729	654,494
GoDaddy, Inc., Class A(e)	5,647	1,200,834
		1,855,328
Investment Banking & Brokerage–0.27%
Evercore, Inc., Class A	3,145	916,044
Jefferies Financial Group, Inc.	10,072	774,436
Raymond James Financial, Inc.	3,343	563,229
Robinhood Markets, Inc., Class A(e)	10,011	520,071
		2,773,780
IT Consulting & Other Services–0.30%
Accenture PLC, Class A (Ireland)	1,013	389,954
EPAM Systems, Inc.(e)	2,789	708,295
Gartner, Inc.(e)	820	445,121
HCL Technologies Ltd. (India)	11,489	228,001
Infosys Ltd. (India)	12,450	270,903
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
IT Consulting & Other Services–(continued)
Tata Consultancy Services Ltd. (India)	21,550	$1,019,714
		3,061,988
Leisure Facilities–0.04%
Planet Fitness, Inc., Class A(e)	3,256	352,169
Life & Health Insurance–0.02%
AIA Group Ltd. (Hong Kong)	33,600	236,213
Life Sciences Tools & Services–0.40%
Danaher Corp.	983	218,953
Illumina, Inc.(e)	1,606	213,180
IQVIA Holdings, Inc.(e)	2,238	450,644
Lonza Group AG (Switzerland)	1,483	940,359
Repligen Corp.(e)	1,491	247,819
Samsung Biologics Co. Ltd. (South Korea)(e)(f)	1,158	856,452
Sartorius Stedim Biotech (France)	2,708	624,408
Thermo Fisher Scientific, Inc.	358	213,994
WuXi AppTec Co. Ltd., H Shares (China)(f)	10,500	74,733
Wuxi Biologics (Cayman), Inc. (China)(e)(f)	87,500	209,450
		4,049,992
Marine Ports & Services–0.00%
Adani Ports & Special Economic Zone Ltd. (India)	3,071	38,793
Movies & Entertainment–0.22%
Netflix, Inc.(e)	615	600,708
Spotify Technology S.A. (Sweden)(e)	1,324	726,280
Universal Music Group N.V. (Netherlands)	31,419	876,346
		2,203,334
Multi-line Insurance–0.03%
Allianz SE (Germany)	1,000	326,066
Oil & Gas Equipment & Services–0.04%
TechnipFMC PLC (United Kingdom)	12,371	371,749
Oil & Gas Refining & Marketing–0.09%
Reliance Industries Ltd. (India)	61,885	900,604
Oil & Gas Storage & Transportation–0.18%
Cheniere Energy, Inc.	2,499	558,901
Targa Resources Corp.	6,477	1,274,674
		1,833,575
Other Specialty Retail–0.06%
JD Sports Fashion PLC (United Kingdom)	318,467	349,486
Tractor Supply Co.	5,056	274,844
		624,330
Packaged Foods & Meats–0.04%
Freshpet, Inc.(e)	2,248	359,568
Paper & Plastic Packaging Products & Materials–0.05%
Packaging Corp. of America	2,336	496,774
Passenger Ground Transportation–0.03%
Localiza Rent a Car S.A. (Brazil)	62,916	332,341
Shares		Value
Personal Care Products–0.06%
L’Oreal S.A. (France)	1,548	$574,358
Pharmaceuticals–0.55%
AstraZeneca PLC (United Kingdom)	12,540	1,760,309
Chugai Pharmaceutical Co. Ltd. (Japan)	11,700	504,446
Daiichi Sankyo Co. Ltd. (Japan)	23,200	646,825
Eli Lilly and Co.	1,849	1,499,687
Novo Nordisk A/S, Class B (Denmark)	12,354	1,042,982
Phathom Pharmaceuticals, Inc.(e)	11,047	66,172
Zoetis, Inc.	529	90,406
		5,610,827
Rail Transportation–0.03%
Canadian Pacific Kansas City Ltd. (Canada)	3,327	264,829
Real Estate Development–0.10%
Macrotech Developers Ltd. (India)(f)	24,054	332,988
Oberoi Realty Ltd. (India)	30,869	643,213
		976,201
Real Estate Operating Companies–0.01%
SM Prime Holdings, Inc. (Philippines)	327,100	129,358
Real Estate Services–0.09%
Jones Lang LaSalle, Inc.(e)	3,098	876,114
Research & Consulting Services–0.14%
Equifax, Inc.	3,239	890,012
Experian PLC	11,477	565,353
		1,455,365
Restaurants–0.41%
Americana Restaurants International PLC (United Arab Emirates)	184,132	120,211
Cava Group, Inc.(e)	4,831	652,427
Compass Group PLC (United Kingdom)	24,470	843,098
Meituan, B Shares (China)(e)(f)	89,800	1,709,123
Texas Roadhouse, Inc.	3,845	696,329
Yum China Holdings, Inc. (China)	2,004	92,685
		4,113,873
Semiconductor Materials & Equipment–0.18%
ASM International N.V. (Netherlands)	955	554,075
ASML Holding N.V. (Netherlands)	1,101	814,479
BE Semiconductor Industries N.V. (Netherlands)	1,563	199,332
Lam Research Corp.	3,400	275,570
		1,843,456
Semiconductors–1.77%
Analog Devices, Inc.	8,891	1,883,914
Astera Labs, Inc.(e)	6,231	631,948
Broadcom, Inc.	3,619	800,776
Global Unichip Corp. (Taiwan)	4,000	158,603
MACOM Technology Solutions Holdings, Inc.(e)	6,395	845,739
Marvell Technology, Inc.	16,386	1,849,324
MediaTek, Inc. (Taiwan)	16,000	692,912
Monolithic Power Systems, Inc.	1,258	801,811
NVIDIA Corp.	14,180	1,702,593
QUALCOMM, Inc.	599	103,585
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Semiconductors–(continued)
SK hynix, Inc. (South Korea)	5,225	$703,440
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	223,000	7,442,198
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	1,517	317,538
		17,934,381
Soft Drinks & Non-alcoholic Beverages–0.13%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO (Mexico)	153,245	1,302,679
Specialty Chemicals–0.05%
Ecolab, Inc.	944	236,179
Sika AG (Switzerland)(e)	1,252	317,963
		554,142
Steel–0.08%
Carpenter Technology Corp.	2,402	463,730
Steel Dynamics, Inc.	2,261	289,860
Vale S.A., ADR (Brazil)	2,111	19,611
		773,201
Systems Software–0.22%
CyberArk Software Ltd.(e)	2,741	1,016,856
Microsoft Corp.	2,872	1,192,052
		2,208,908
Technology Hardware, Storage & Peripherals–0.10%
Quanta Computer, Inc. (Taiwan)	8,000	63,425
Samsung Electronics Co. Ltd. (South Korea)	25,118	897,057
		960,482
Trading Companies & Distributors–0.45%
Ashtead Group PLC (United Kingdom)	10,245	667,686
Beijer Ref AB (Sweden)	25,257	374,785
Ferguson Enterprises, Inc.	4,054	730,421
FTAI Aviation Ltd.	3,011	302,696
MonotaRO Co. Ltd. (Japan)	32,700	563,376
RS Group PLC (United Kingdom)	42,405	341,183
United Rentals, Inc.	874	662,544
W.W. Grainger, Inc.	827	878,828
		4,521,519
Transaction & Payment Processing Services–0.34%
Adyen N.V. (Netherlands)(e)(f)	299	482,621
Affirm Holdings, Inc.(e)	4,490	274,204
Edenred SE (France)	10,915	376,570
Fidelity National Information Services, Inc.	3,899	317,652
Shares		Value
Transaction & Payment Processing Services–(continued)
Toast, Inc., Class A(e)	10,104	$413,456
Visa, Inc., Class A	4,619	1,578,774
		3,443,277
Wireless Telecommunication Services–0.04%
America Movil S.A.B. de C.V., ADR (Mexico)	27,771	389,072
Total Common Stocks & Other Equity Interests (Cost $140,590,385)		182,270,509
Preferred Stocks–0.01%
Diversified Banks–0.00%
Socium Re Ltd., Series 2019-1, Pfd.(g)	264,345	35,090
Diversified Support Services–0.01%
Harambee Re Ltd., Pfd.(g)	42	8,818
Kinesis Reinsurance I Ltd., Series 2019-1, Pfd.(g)	77,179	25,829
Viribus Re Ltd., Pfd.(g)	351,641	22,473
		57,120
Total Preferred Stocks (Cost $1,412,874)		92,210
Money Market Funds–0.39%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(b)(h)	1,398,312	1,398,312
Invesco Treasury Portfolio, Institutional Class, 4.29%(b)(h)	2,598,552	2,598,552
Total Money Market Funds (Cost $3,996,864)		3,996,864
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.53% (Cost $840,724,095)		998,108,830
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.32%
Invesco Private Government Fund, 4.35%(b)(h)(i)	896,535	896,535
Invesco Private Prime Fund, 4.48%(b)(h)(i)	2,321,762	2,322,458
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,218,993)		3,218,993
TOTAL INVESTMENTS IN SECURITIES–98.85% (Cost $843,943,088)		1,001,327,823
OTHER ASSETS LESS LIABILITIES—1.15%		11,693,222
NET ASSETS–100.00%		$1,013,021,045
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
CPO	– Certificates of Ordinary Participation
ETF	– Exchange-Traded Fund
Pfd.	– Preferred
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Notes to Consolidated Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Invesco Emerging Markets Sovereign Debt ETF	$7,847,670	$-	$-	$(145,540)	$-	$7,702,130	$128,512
Invesco High Yield Bond Factor ETF	24,226,140	-	-	177,540	-	24,403,680	435,791
Invesco International Developed Dynamic Multifactor ETF	141,476,736	-	-	174,519	-	141,651,255	165,328
Invesco Russell 1000® Dynamic Multifactor ETF	218,091,953	-	-	15,569,100	-	233,661,053	319,021
Invesco Russell 2000® Dynamic Multifactor ETF	63,118,671	-	-	2,298,439	-	65,417,110	322,055
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	8,017,675	12,422,368	(19,041,731)	-	-	1,398,312	50,341
Invesco Treasury Portfolio, Institutional Class	14,891,654	23,070,113	(35,363,215)	-	-	2,598,552	92,741
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,606,200	6,263,953	(6,973,618)	-	-	896,535	9,985*
Invesco Private Prime Fund	4,200,596	13,457,290	(15,335,427)	13	(14)	2,322,458	26,467*
Total	$483,477,295	$55,213,724	$(76,713,991)	$18,074,071	$(14)	$480,051,085	$1,550,241

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(e)	Non-income producing security.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $6,475,437, which represented less than 1% of the Fund’s Net Assets.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	145	February-2025	$10,972,150	$(20,736)	$(20,736)
Equity Risk
E-Mini S&P 500 Index	592	March-2025	179,590,600	(1,811,463)	(1,811,463)
Interest Rate Risk
U.S. Treasury 5 Year Notes	1,769	March-2025	188,205,015	(819,309)	(819,309)
U.S. Treasury 10 Year Notes	957	March-2025	104,163,469	(891,788)	(891,788)
Subtotal				(1,711,097)	(1,711,097)
Subtotal—Long Futures Contracts				(3,543,296)	(3,543,296)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	613	March-2025	$(70,354,010)	$2,511,452	$2,511,452
MSCI Emerging Markets Index	379	March-2025	(20,663,080)	450,881	450,881
Nikkei 225 Index	76	March-2025	(19,419,582)	(109,052)	(109,052)
S&P/TSX 60 Index	42	March-2025	(8,914,687)	(120,454)	(120,454)
SPI 200 Index	64	March-2025	(8,462,082)	(209,739)	(209,739)
STOXX Europe 600 Index	2,322	March-2025	(65,038,778)	(2,608,293)	(2,608,293)
Subtotal—Short Futures Contracts				(85,205)	(85,205)
Total Futures Contracts				$(3,628,501)	$(3,628,501)

(a)	Futures contracts collateralized by $5,212,651 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/19/2025	Barclays Bank PLC	CHF	19,830,000	USD	22,838,894	$959,570
03/19/2025	Barclays Bank PLC	HKD	1,420,000	USD	182,818	383
03/19/2025	BNP Paribas S.A.	JPY	2,672,970,000	USD	18,042,565	723,140
03/06/2025	Citibank, N.A.	USD	15,980,689	BRL	98,345,000	710,809
03/19/2025	Citibank, N.A.	EUR	6,655,000	USD	7,062,591	144,698
03/19/2025	Deutsche Bank AG	ILS	1,470,000	USD	411,419	268
03/19/2025	Deutsche Bank AG	KRW	28,876,410,000	USD	20,239,292	389,948
03/19/2025	Deutsche Bank AG	PHP	841,900,000	USD	14,480,813	90,352
03/19/2025	Goldman Sachs International	CLP	432,460,000	USD	444,909	4,232
03/19/2025	Goldman Sachs International	CZK	337,450,000	USD	14,263,783	354,948
03/19/2025	Goldman Sachs International	NZD	25,915,000	USD	15,162,452	534,328
03/19/2025	Goldman Sachs International	USD	14,720,278	COP	65,238,800,000	701,539
03/19/2025	J.P. Morgan Chase Bank, N.A.	CAD	8,920,000	USD	6,328,871	179,875
03/19/2025	Merrill Lynch International	THB	457,340,000	USD	13,640,173	24,112
03/19/2025	UBS AG	AUD	26,270,000	USD	16,788,290	453,233
03/19/2025	UBS AG	DKK	44,730,000	USD	6,374,890	141,191
03/19/2025	UBS AG	GBP	2,900,000	USD	3,690,250	95,049
Subtotal—Appreciation						5,507,675
Currency Risk
03/19/2025	Barclays Bank PLC	USD	14,752,941	NOK	164,385,000	(230,202)
03/19/2025	BNP Paribas S.A.	USD	14,988,537	SGD	20,025,000	(227,267)
03/19/2025	Deutsche Bank AG	USD	226,882	HUF	88,770,000	(1,717)
03/19/2025	Deutsche Bank AG	USD	442,891	PLN	1,790,000	(3,397)
03/19/2025	Deutsche Bank AG	USD	4,648,502	TWD	149,705,000	(101,945)
03/19/2025	Goldman Sachs International	CNY	35,655,000	USD	4,921,671	(21,602)
03/19/2025	Goldman Sachs International	USD	1,180,728	MYR	5,220,000	(6,179)
03/19/2025	Goldman Sachs International	USD	435,765	PEN	1,620,000	(1,134)
03/19/2025	Goldman Sachs International	USD	8,053,660	SEK	87,305,000	(159,255)
03/19/2025	Merrill Lynch International	USD	15,459,153	IDR	246,264,300,000	(391,646)
03/19/2025	Merrill Lynch International	USD	15,152,248	INR	1,290,470,000	(309,601)
03/19/2025	Merrill Lynch International	USD	12,864,331	MXN	264,550,000	(181,234)
03/19/2025	Standard Chartered Bank PLC	USD	1,827,385	ZAR	32,835,000	(76,335)
Subtotal—Depreciation						(1,711,514)
Total Forward Foreign Currency Contracts						$3,796,161

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	MSCI ACWI Daily Total Return Net ex USA	SOFR + 0.32%	Quarterly	261,000	May—2025	USD	81,287,667	$—	$1,896,951	$1,896,951
Equity Risk
Goldman Sachs International	Pay	MSCI ACWI ex USA Growth Net Total Return Index	SOFR - 0.06%	Quarterly	272,000	May—2025	USD	80,555,520	—	(1,991,040)	(1,991,040)
Goldman Sachs International	Pay	Russell Midcap Growth Total Return Index	SOFR + 0.62%	Monthly	8,300	September—2025	USD	52,393,659	—	(3,164,382)	(3,164,382)
Subtotal — Depreciation									—	(5,155,422)	(5,155,422)
Total — Total Return Swap Agreements									$—	$(3,258,471)	$(3,258,471)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $4,210,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israel Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$472,835,228	$—	$—	$472,835,228
U.S. Treasury Securities	—	338,914,019	—	338,914,019
Common Stocks & Other Equity Interests	103,406,472	78,841,988	22,049	182,270,509
Preferred Stocks	—	—	92,210	92,210
Money Market Funds	3,996,864	3,218,993	—	7,215,857
Total Investments in Securities	580,238,564	420,975,000	114,259	1,001,327,823
Other Investments - Assets*
Futures Contracts	2,962,333	—	—	2,962,333
Forward Foreign Currency Contracts	—	5,507,675	—	5,507,675
Swap Agreements	—	1,896,951	—	1,896,951
	2,962,333	7,404,626	—	10,366,959
Other Investments - Liabilities*
Futures Contracts	(6,590,834)	—	—	(6,590,834)
Forward Foreign Currency Contracts	—	(1,711,514)	—	(1,711,514)
Swap Agreements	—	(5,155,422)	—	(5,155,422)
	(6,590,834)	(6,866,936)	—	(13,457,770)
Total Other Investments	(3,628,501)	537,690	—	(3,090,811)
Total Investments	$576,610,063	$421,512,690	$114,259	$998,237,012

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
Invesco Global Allocation Fund